Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
the Company is providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.
Pay Versus Performance Table
The following table sets forth information concerning the compensation of the Named Executive Officers for each of years ended December 31, 2022 and2021, and the financial performance of the Company for each such year.

Year (a)	Summary Compensation Table Total for CEO (1) (b)	Compensation Actually Paid to CEO (2) (c)	Average Summary Compensation Table Total for Non-CEO NEOs (3) (d)	Average Compensation Actually Paid to Non-CEO NEOs (4) (e)	Value of Initial Fixed $100 Investment based on Total Shareholder Return (TSR) (5) (f)	Net Income from Continuing Operations (g)
2022	$5,371,050	$4,042,565	$4,596,288	$2,858,383	$73.78	$81,251,000
2021	6,902,389	8,101,825	7,238,505	9,002,317	264.11	71,932,000

(1)
The dollar amounts reported represent the amounts of total compensation reported for Alan B. Levan, the Company’s Chief Executive Officer, for each corresponding year in the “Total” column of the “Summary Compensation Table” above.

(2)
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Alan Levan, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Alan Levan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments set forth in the “Adjustments” table below were made to Mr. Alan Levan’s total compensation for each year to determine the compensation actually paid.

(3)
The dollar amounts reported represent the average of the amounts reported for the NEOs as a group (excluding the Company’s CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table” above. The NEOs (excluding the Company’s CEO) included for purposes of calculating the average amounts are John E. Abdo and Dustin Tonkin.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the Company’s Chief Executive Officer), as computed in accordance with Item 402(v) of Regula tio
n
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to such NEOs as a grou
p during the applicable year. In acc
ordan
ce with the requirements of Item 402(v) of Regulation
S-K,
the adjustments set forth in the “Adjustments” table below were made to the average total compensation for such NEOs as a group for each year to determine the compensation actually paid.

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company did not pay any dividends in 2021.

Named Executive Officers, Footnote
(1)
The dollar amounts reported represent the amounts of total compensation reported for Alan B. Levan, the Company’s Chief Executive Officer, for each corresponding year in the “Total” column of the “Summary Compensation Table” above.

(3)
The dollar amounts reported represent the average of the amounts reported for the NEOs as a group (excluding the Company’s CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table” above. The NEOs (excluding the Company’s CEO) included for purposes of calculating the average amounts are John E. Abdo and Dustin Tonkin.

PEO Total Compensation Amount	$ 5,371,050	$ 6,902,389
PEO Actually Paid Compensation Amount	$ 4,042,565	8,101,825
Adjustment To PEO Compensation, Footnote

	2022		2021
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total	$5,371,050	$4,596,288	$6,902,389	$7,238,505
Less Stock Awards Reported in Summary Compensation Table for the Covered year	(1,844,850)	(1,441,725)	(2,901,300)	(3,982,847)
Plus Fair Value of Equity Awards Granted during the Fiscal Year that are Outstanding and Unvested at the End of the Year	1,645,139	1,285,653	4,100,736	5,746,658
Plus (Less) Change in Fair Value of Equity Awards Granted in Any Prior Years that are Outstanding and Unvested at End of Year	(1,128,774)	(1,581,833)	—	—
Plus (Less) Change in Fair Value of Equity Awards Granted in Any Prior Years that Vested During the Fiscal Year	—	—	—	—
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	—	—	—	—

Compensation Actually Paid	$4,042,565	$2,858,383	$8,101,825	$9,002,317

Non-PEO NEO Average Total Compensation Amount	$ 4,596,288	7,238,505
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,858,383	9,002,317
Adjustment to Non-PEO NEO Compensation Footnote

	2022		2021
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total	$5,371,050	$4,596,288	$6,902,389	$7,238,505
Less Stock Awards Reported in Summary Compensation Table for the Covered year	(1,844,850)	(1,441,725)	(2,901,300)	(3,982,847)
Plus Fair Value of Equity Awards Granted during the Fiscal Year that are Outstanding and Unvested at the End of the Year	1,645,139	1,285,653	4,100,736	5,746,658
Plus (Less) Change in Fair Value of Equity Awards Granted in Any Prior Years that are Outstanding and Unvested at End of Year	(1,128,774)	(1,581,833)	—	—
Plus (Less) Change in Fair Value of Equity Awards Granted in Any Prior Years that Vested During the Fiscal Year	—	—	—	—
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	—	—	—	—

Compensation Actually Paid	$4,042,565	$2,858,383	$8,101,825	$9,002,317

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Total Shareholder Return
The following chart sets forth the relationship between the compensation actually paid to the Company’s Chief Executive Officer, the average of the compensation actually paid to the other Named Executive Officers, and the Company’s cumulative total shareholder return over the two most recently completed years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following chart sets forth the relationship between the compensation actually paid to the Company’s Chief Executive Officer, the average of the compensation actually paid to the other Named Executive Officers, and the Company’s net income for the two most recently completed fiscal years.

Total Shareholder Return Amount	$ 73.78	264.11
Net Income (Loss)	$ 81,251,000	71,932,000
PEO Name	Alan B. Levan
PEO | Stock Awards Reported in Summary Compensation Table for the Covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,844,850)	(2,901,300)
PEO | Fair Value of Equity Awards Granted during the Fiscal Year that are Outstanding and Unvested at the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,645,139	4,100,736
PEO | Change in Fair Value of Equity Awards Granted in Any Prior Years that are Outstanding and Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,128,774)	0
PEO | Change in Fair Value of Equity Awards Granted in Any Prior Years that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Stock Awards Reported in Summary Compensation Table for the Covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,441,725)	(3,982,847)
Non-PEO NEO | Fair Value of Equity Awards Granted during the Fiscal Year that are Outstanding and Unvested at the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,285,653	5,746,658
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Any Prior Years that are Outstanding and Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,581,833)	0
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Any Prior Years that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0